Income Taxes - Schedule of Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Current federal tax expense
Federal
State	5,100	2,421
Deferred tax
Federal		162,048
State		53,889
Total	$ 5,100	$ 218,358